CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Common stock, par value		$ 0.00001
Common stock, shares authorized	0	3,728,605,400
Common stock, shares, issued	0	806,200,500
Common stock, shares, outstanding	0	806,200,500
Series Angel Preference Shares
Temporary equity, par value		$ 0.00001
Temporary equity, shares authorized	0	37,500,000
Temporary equity, shares issued	0	37,500,000
Temporary equity, shares outstanding	0	37,500,000
Temporary equity, liquidation preference		$ 1,200,107
Series Angel Redeemable Preference Shares
Temporary equity, par value		$ 0.00001
Temporary equity, shares authorized	0	37,500,000
Temporary equity, shares issued	0	37,500,000
Temporary equity, shares outstanding	0	37,500,000
Temporary equity, liquidation preference		$ 1,200,107
Temporary equity, redemption value		$ 1,200,107
Series A Redeemable Preference Shares
Temporary equity, par value		$ 0.00001
Temporary equity, shares authorized	0	300,000,000
Temporary equity, shares issued	0	300,000,000
Temporary equity, shares outstanding	0	300,000,000
Temporary equity, liquidation preference		$ 7,500,000
Temporary equity, redemption value		$ 8,043,015
Series A+ Redeemable Preference Shares
Temporary equity, par value		$ 0.00001
Temporary equity, shares authorized	0	118,971,900
Temporary equity, shares issued	0	118,971,900
Temporary equity, shares outstanding	0	118,971,900
Temporary equity, liquidation preference		$ 3,720,623
Temporary equity, redemption value		$ 3,732,918
Series B Redeemable Preference Shares
Temporary equity, par value		$ 0.00001
Temporary equity, shares authorized	0	602,372,700
Temporary equity, shares issued	0	602,372,700
Temporary equity, shares outstanding	0	602,372,700
Temporary equity, liquidation preference		$ 19,286,070
Temporary equity, redemption value		$ 23,253,627
Class A Ordinary Shares
Common stock, par value	$ 0.00001
Common stock, shares authorized	4,258,745,553	0
Common stock, shares, issued	1,636,807,084	0
Common stock, shares, outstanding	1,636,807,084	0
Class B Ordinary Shares
Common stock, par value	$ 0.00001
Common stock, shares authorized	741,254,447	0
Common stock, shares, issued	741,254,447	0
Common stock, shares, outstanding	741,254,447	0
Series Seed Preference Shares
Preferred stock, par value		$ 0.00001
Preferred stock , shares authorised	0	175,050,000
Preferred stock, shares issued	0	175,050,000
Preferred stock, shares outstanding	0	175,050,000